Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	InflaRx N.V.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001708688
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Address, Address Line One	Winzerlaer Str. 2
Entity Address, Postal Zip Code	07745
Entity Address, City or Town	Jena
Entity Address, Country	DE